Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment.
Property, Plant and Equipment

7. Property, Plant and Equipment

	Buildings and
	leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2021
Cost	21,644	3,634	1,347	26,625
Accumulated depreciation	(4,333)	(2,419)	(1,272)	(8,024)
Carrying amount	17,311	1,215	75	18,601

Additions	70	643	5	718
Depreciation	(1,884)	(394)	(51)	(2,329)
Recognition of right-of-use asset (note 25)	121	—	—	121
Effect of lease modification (note 25)	415	—	—	415
Transfers	(19)	27	(8)
Disposals	—	(59)	—	(59)
Movement for the period	(1,297)	217	(54)	(1,134)

Balance at December 31, 2021
Cost	22,231	4,245	1,344	27,820
Accumulated depreciation	(6,217)	(2,813)	(1,323)	(10,353)
Carrying amount	16,014	1,432	21	17,467

Balance at January 1, 2022
Cost	22,231	4,245	1,344	27,820
Accumulated depreciation	(6,217)	(2,813)	(1,323)	(10,353)
Carrying amount	16,014	1,432	21	17,467

Additions	62	643	3	708
Depreciation	(1,852)	(660)	(9)	(2,521)
Effect of lease modification (note 25)	592	—	—	592
Transfer	(22)	30	(8)	—
Disposals	—	(6)	—	(6)
Movement for the period	(1,220)	7	(14)	(1,227)

Balance at December 31, 2022
Cost	22,863	4,912	1,339	29,114
Accumulated depreciation	(8,069)	(3,473)	(1,332)	(12,874)
Carrying amount	14,794	1,439	7	16,240

The depreciation charge for 2022 is included in research and development costs for an amount of € 2,088,000 (2021: € 1,692,000) and in general and administrative costs for an amount of € 433,000 (2021: € 637,000).

Buildings and leasehold improvements include a right-of-use asset relating to the lease of our Leiden office and laboratory space, with a carrying amount of € 14,484,000 at December 31, 2022 (2021: € 15,568,000).